Quarterly Holdings Report
for

Fidelity Advisor Freedom® Income Fund

June 30, 2020

AFF-QTLY-0820
1.818360.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 8/27/20 to 9/10/20 (a)
(Cost $199,940)	200,000	199,950
	Shares	Value

Domestic Equity Funds - 9.8%
Fidelity Advisor Series Equity Growth Fund (b)	144,615	$2,342,766
Fidelity Advisor Series Growth Opportunities Fund (b)	103,672	1,630,754
Fidelity Advisor Series Small Cap Fund (b)	94,321	993,200
Fidelity Series All-Sector Equity Fund (b)	98,900	956,359
Fidelity Series Commodity Strategy Fund (b)	1,492,501	5,731,205
Fidelity Series Large Cap Stock Fund (b)	240,392	3,382,313
Fidelity Series Large Cap Value Index Fund (b)	19,587	215,256
Fidelity Series Opportunistic Insights Fund (b)	112,146	2,159,926
Fidelity Series Small Cap Opportunities Fund (b)	99,518	1,217,110
Fidelity Series Stock Selector Large Cap Value Fund (b)	157,295	1,635,863
Fidelity Series Value Discovery Fund (b)	173,952	2,035,235
TOTAL DOMESTIC EQUITY FUNDS
(Cost $20,824,569)		22,299,987

International Equity Funds - 12.3%
Fidelity Series Canada Fund (b)	115,483	1,101,705
Fidelity Series Emerging Markets Fund (b)	179,978	1,538,812
Fidelity Series Emerging Markets Opportunities Fund (b)	742,675	14,237,074
Fidelity Series International Growth Fund (b)	198,966	3,410,285
Fidelity Series International Small Cap Fund (b)	61,110	976,537
Fidelity Series International Value Fund (b)	405,581	3,410,940
Fidelity Series Overseas Fund (b)	329,224	3,397,596
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $23,849,235)		28,072,949

Bond Funds - 54.5%
Fidelity Series Emerging Markets Debt Fund (b)	168,519	1,511,616
Fidelity Series Floating Rate High Income Fund (b)	40,228	346,767
Fidelity Series High Income Fund (b)	176,010	1,554,170
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,594,975	27,117,491
Fidelity Series International Credit Fund (b)	12,624	129,270
Fidelity Series Investment Grade Bond Fund (b)	7,215,731	87,526,812
Fidelity Series Long-Term Treasury Bond Index Fund (b)	486,713	5,056,943
Fidelity Series Real Estate Income Fund (b)	103,441	999,244
TOTAL BOND FUNDS
(Cost $112,933,194)		124,242,313

Short-Term Funds - 23.3%
Fidelity Cash Central Fund 0.12% (c)	734,082	734,229
Fidelity Series Government Money Market Fund 0.25% (b)(d)	41,600,213	41,600,213
Fidelity Series Short-Term Credit Fund (b)	1,046,481	10,695,034
TOTAL SHORT-TERM FUNDS
(Cost $52,734,220)		53,029,476
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $210,541,158)		227,844,675
NET OTHER ASSETS (LIABILITIES) - 0.0%		(61,831)
NET ASSETS - 100%		$227,782,844

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1	Sept. 2020	$88,920	$(82)	$(82)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3	Sept. 2020	147,855	(113)	(113)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	11	Sept. 2020	1,699,610	(36,776)	(36,776)
TOTAL FUTURES CONTRACTS					$(36,971)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,950.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$285
Total	$285

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,456,870	$464,689	$49,057	$--	$3,245	$467,019	$2,342,766
Fidelity Advisor Series Growth Opportunities Fund	680,454	649,790	31,312	--	1,824	329,998	1,630,754
Fidelity Advisor Series Small Cap Fund	496,538	402,949	31,862	--	(1,562)	127,137	993,200
Fidelity Series All-Sector Equity Fund	612,895	265,356	53,138	--	(150)	131,396	956,359
Fidelity Series Canada Fund	807,963	222,884	84,227	--	(17,116)	172,201	1,101,705
Fidelity Series Commodity Strategy Fund	7,094,346	204,919	1,839,556	--	(1,006,741)	1,278,237	5,731,205
Fidelity Series Emerging Markets Debt Fund	1,336,326	69,648	46,592	20,363	2,807	149,427	1,511,616
Fidelity Series Emerging Markets Fund	870,605	484,253	26,742	--	760	209,936	1,538,812
Fidelity Series Emerging Markets Opportunities Fund	8,297,125	4,215,985	557,909	--	(9,494)	2,291,367	14,237,074
Fidelity Series Floating Rate High Income Fund	318,977	15,936	11,273	4,012	186	22,941	346,767
Fidelity Series Government Money Market Fund 0.25%	44,857,683	3,341,304	6,598,774	31,058	--	--	41,600,213
Fidelity Series High Income Fund	1,426,045	81,627	56,362	22,007	1,225	101,635	1,554,170
Fidelity Series Inflation-Protected Bond Index Fund	26,028,896	1,308,474	1,171,696	14,810	12,285	939,532	27,117,491
Fidelity Series International Credit Fund	119,792	889	--	890	--	7,865	129,270
Fidelity Series International Growth Fund	4,340,763	123,261	1,755,233	--	602,691	98,803	3,410,285
Fidelity Series International Small Cap Fund	1,041,709	35,598	286,314	--	23,179	162,365	976,537
Fidelity Series International Value Fund	3,622,634	155,106	945,919	--	(93,657)	672,776	3,410,940
Fidelity Series Investment Grade Bond Fund	83,054,476	3,480,689	3,309,219	597,391	41,086	4,259,780	87,526,812
Fidelity Series Large Cap Stock Fund	1,779,891	1,480,197	79,982	--	2,091	200,116	3,382,313
Fidelity Series Large Cap Value Index Fund	189,580	8,239	9,517	--	89	26,865	215,256
Fidelity Series Long-Term Treasury Bond Index Fund	5,399,057	341,675	550,407	112,836	92,246	(225,628)	5,056,943
Fidelity Series Opportunistic Insights Fund	1,409,926	426,941	45,715	--	1,265	367,509	2,159,926
Fidelity Series Overseas Fund	3,280,261	514,268	1,064,199	--	(103,733)	770,999	3,397,596
Fidelity Series Real Estate Income Fund	856,974	50,852	35,325	13,486	(1,396)	128,139	999,244
Fidelity Series Short-Term Credit Fund	10,251,480	139,100	50,078	61,807	403	354,129	10,695,034
Fidelity Series Small Cap Opportunities Fund	620,453	516,403	40,227	--	5,647	114,834	1,217,110
Fidelity Series Stock Selector Large Cap Value Fund	1,140,351	363,998	55,527	--	(959)	188,000	1,635,863
Fidelity Series Value Discovery Fund	1,128,277	783,571	49,596	--	1,798	171,185	2,035,235
	$212,520,347	$20,148,601	$18,835,758	$878,660	$(441,981)	$13,518,563	$226,910,496

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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